Use of estimates and critical accounting judgements - Pension, tax (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) plan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (4,295)	€ (4,332)
Surplus (deficit) in plan	6,697	7,718
Temporary differences, tax losses carry forward and tax credits with no recognized deferred tax asset	20,214	33,222
Deferred tax assets derecognized (re-recognized)	107	77	€ 3,202
Finland
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Deferred tax assets derecognized (re-recognized)	2,500
United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (5,386)	(6,095)
Number of defined benefit plans, material surplus position | plan	2
United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (212)	(417)
Number of defined benefit plans, material surplus position | plan	1
Belgium
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Number of defined benefit plans, material surplus position | plan	1
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 18,312	22,704	23,501
Present value of defined benefit obligation | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	12,340	14,892	15,340
Present value of defined benefit obligation | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	730	1,235
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(22,691)	(27,128)	(25,688)
Defined benefit pension assets | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(17,726)	(20,987)	(19,869)
Defined benefit pension assets | United Kingdom
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	(942)	(1,652)
Impact of the asset ceiling
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 84	€ 92	1,195
Impact of the asset ceiling | United States Pension benefits
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)			€ 1,125